Fair Value of Derivative Instruments and Location in the Balance Sheets (Detail) - Foreign Currency Forward Contracts - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	$ 250	$ 241
Derivative instruments, liabilities derivatives	957	39
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	70	227
Derivative instruments, liabilities derivatives	773	35
Derivatives not Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	180	14
Derivative instruments, liabilities derivatives	$ 184	$ 4